Intangible assets, net and goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets, net and goodwill [Abstract]
Analysis of Intangible Assets
a) An analysis of intangible assets at December 31, 2023, 2024 and 2025 is as follows:

	At December 31, 2022		Acquisitions		Disposals and other		Amortization for the year		Incorporation (Merge, Spin off, Sale/other)		Effect of translation of foreign subsidiaries and hyperinflation adjustment		At December 31, 2023
Licenses and rights of use	Ps.	255,549,470	Ps.	18,814,933	Ps.	1,201,681	Ps.	—	Ps.	—	Ps.	(28,239,255)	Ps.	247,326,829
Accumulated amortization		(142,425,106)		—		(63,964)		(11,643,803)		—		11,328,430		(142,804,443)

Net		113,124,364		18,814,933		1,137,717		(11,643,803)		—		(16,910,825)		104,522,386

Trademarks		26,467,355		198,532		(11,554)		—		555		(1,313,470)		25,341,418
Accumulated amortization		(23,452,798)		—		571		(139,038)		—		1,017,013		(22,574,252)

Net		3,014,557		198,532		(10,983)		(139,038)		555		(296,457)		2,767,166

Customer relationships		24,189,692		5,550		—		—		—		(3,505,503)		20,689,739
Accumulated amortization		(19,332,019)		—		—		(987,971)		—		3,091,265		(17,228,725)

Net		4,857,673		5,550		—		(987,971)		—		(414,238)		3,461,014

Software licenses		16,217,975		5,846,212		313,446		—		—		(3,021,588)		19,356,045
Accumulated amortization		(9,515,383)		—		1,102,658		(3,675,747)		—		2,330,312		(9,758,160)

Net		6,702,592		5,846,212		1,416,104		(3,675,747)		—		(691,276)		9,597,885

Content rights		12,783,404		737,465		(50,175)		—		—		(1,854,001)		11,616,693
Accumulated amortization		(11,589,168)		—		—		(672,760)		—		1,795,303		(10,466,625)

Net		1,194,236		737,465		(50,175)		(672,760)		—		(58,698)		1,150,068

Total of intangibles, net	Ps.	128,893,422	Ps.	25,602,692	Ps.	2,492,663	Ps.	(17,119,319)	Ps.	555	Ps.	(18,371,494)	Ps.	121,498,519

Goodwill	Ps.	141,121,365	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	4,957,532	Ps.	146,078,897

	At December 31, 2023		Acquisitions		Business combinations		Disposals and other		Amortization for the year		Effect of translation of foreign subsidiaries and hyperinflation adjustment		At December 31, 2024
Licenses and rights of use	Ps.	247,326,829	Ps.	12,645,575	Ps.	763,101	Ps.	(872,238)	Ps.	—	Ps.	18,349,117	Ps.	278,212,384
Accumulated amortization		(142,804,443)		—		—		1,749,617		(13,140,279)		(1,872,988)		(156,068,093)

Net		104,522,386		12,645,575		763,101		877,379		(13,140,279)		16,476,129		122,144,291

Trademarks		25,341,418		—		—		(64,374)		—		1,209,149		26,486,193
Accumulated amortization		(22,574,252)		—		—		—		(143,406)		(888,574)		(23,606,232)

Net		2,767,166		—		—		(64,374)		(143,406)		320,575		2,879,961

Customer relationships		20,689,739		4,475		111,066		—		—		2,599,501		23,404,781
Accumulated amortization		(17,228,725)		—		—		—		(951,706)		(2,498,298)		(20,678,729)

Net		3,461,014		4,475		111,066		—		(951,706)		101,203		2,726,052

Software licenses		19,356,045		4,805,054		—		1,874,257		—		3,992,205		30,027,561
Accumulated amortization		(9,758,160)		—		—		595,636		(4,905,764)		(2,839,014)		(16,907,302)

Net		9,597,885		4,805,054		—		2,469,893		(4,905,764)		1,153,191		13,120,259

Content rights		11,616,693		866,001		—		(821,107)		—		2,630,934		14,292,521
Accumulated amortization		(10,466,625)		—		—		309,988		(723,083)		(2,546,783)		(13,426,503)

Net		1,150,068		866,001		—		(511,119)		(723,083)		84,151		866,018

Total of intangibles, net	Ps.	121,498,519	Ps.	18,321,105	Ps.	874,167	Ps.	2,771,779	Ps.	(19,864,238)	Ps.	18,135,249	Ps.	141,736,581

Goodwill	Ps.	146,078,897	Ps.	—	Ps.	4,735,752	Ps.	—	Ps.	—	Ps.	6,021,720	Ps.	156,836,369

	At December 31, 2024		Acquisitions		Business combinations		Disposals and other		Amortization for the year		Effect of translation of foreign subsidiaries and hyperinflation adjustment		At December 31, 2025
Licenses and rights of use	Ps.	278,212,384	Ps.	14,642,015	Ps.	—	Ps.	(1,888,754)	Ps.	—	Ps.	(7,838,748)	Ps.	283,126,897
Accumulated amortization		(156,068,093)		—		—		3,043,407		(13,556,356)		2,994,172		(163,586,870)

Net		122,144,291		14,642,015		—		1,154,653		(13,556,356)		(4,844,576)		119,540,027

Trademarks		26,486,193		19,090		—		—		—		70,604		26,575,887
Accumulated amortization		(23,606,232)		—		—		—		(153,486)		(32,895)		(23,792,613)

Net		2,879,961		19,090		—		—		(153,486)		37,709		2,783,274

Customer relationships		23,404,781		3,883		17,919		(14,275)		—		(94,358)		23,317,950
Accumulated amortization		(20,678,729)		—		—		7,425		(961,992)		1,954		(21,631,342)

Net		2,726,052		3,883		17,919		(6,850)		(961,992)		(92,404)		1,686,608

Software licenses		30,027,561		4,746,784		—		2,125,571		—		(123,531)		36,776,385
Accumulated amortization		(16,907,302)		—		—		609,931		(6,075,427)		(4,121)		(22,376,919)

Net		13,120,259		4,746,784		—		2,735,502		(6,075,427)		(127,652)		14,399,466

Content rights		14,292,521		647,023		—		152,501		—		(1,863,636)		13,228,409
Accumulated amortization		(13,426,503)		—		—		(83,188)		(693,550)		1,814,351		(12,388,890)

Net		866,018		647,023		—		69,313		(693,550)		(49,285)		839,519

Total of intangibles, net	Ps.	141,736,581	Ps.	20,058,795	Ps.	17,919	Ps.	3,952,618	Ps.	(21,440,811)	Ps.	(5,076,208)	Ps.	139,248,894

Goodwill	Ps.	156,836,369	Ps.	—	Ps.	53,866	Ps.	—	Ps.	—	Ps.	562,940	Ps.	157,453,175

Aggregate Carrying Amount of Goodwill Allocated by Segment
b) The aggregate carrying amount of goodwill is allocated by segment as follows:

	2024		2025
Europe	Ps.	62,374,446	Ps.	62,735,472
Brazil		27,897,869		27,841,639
Puerto Rico		17,463,394		17,463,394
Dominican Republic		14,186,723		14,186,723
Colombia		9,677,519		10,068,045
Mexico		9,249,711		9,206,525
Chile		4,735,752		4,735,752
Peru		2,564,786		2,558,928
El Salvador		2,522,768		2,522,768
Ecuador		2,155,384		2,155,384
Guatemala		2,261,495		2,231,865
Other countries		1,746,522		1,746,680
	Ps.	156,836,369	Ps.	157,453,175